INCOME TAXES (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current expense [Abstract]
Federal	$ 31,343	$ 34,330	$ 22,599
State	854	1,029	1,265
Total current expense	32,197	35,359	23,864
Deferred (benefit) expense [Abstract]
Federal	10,946	4,675	(4,657)
State	1,644	1,592	169
Total deferred (benefit) expense	12,590	6,267	(4,488)
Income tax expense	44,787	41,626	19,376
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes computed at federal statutory rate on income before income taxes (21% in 2019 and 2018; 35% in 2017)	51,001	44,986	40,657
Benefit from tax-exempt income	(5,964)	(4,499)	(3,427)
Tax credits	(10,075)	(5,439)	(16,806)
Tax rate reduction impact	0	0	(8,191)
Basis reduction on tax credit	738	0	4,599
Tax benefit of equity compensation	(140)	(565)	(1,449)
State income taxes, net of federal tax benefit	1,973	2,070	932
Affordable housing investments	5,825	4,725	2,798
Other	1,429	348	263
Income tax expense	44,787	41,626	19,376
Deferred tax assets [Abstract]
Allowance for loan and lease losses	13,011	12,782
Fair value adjustments on business combinations	6,470	11,199
Deferred compensation	228	392
Postretirement benefits other than pension liability	666	676
Accrued stock-based compensation	1,296	1,145
Other real estate owned write-downs	162	118
Interest on nonaccrual loans	548	1,160
Accrued expenses	4,708	5,808
Net unrealized losses on investment securities and derivatives	0	3,221
State net operating loss	2,792	3,119
Federal tax credit carryforwards	0	873
Other	816	425
Total deferred tax assets	45,503	40,918
Deferred tax asset, Leasing liability	14,806	0
Deferred tax liabilities [Abstract]
Tax depreciation greater than book depreciation	(10,970)	(9,530)
FHLB and FRB stock	(4,043)	(4,044)
Mortgage-servicing rights	(2,435)	(2,285)
Leasing activities	(7,349)	(3,881)
Retirement obligations	8,511	6,614
Intangible assets	(11,647)	(12,310)
Deferred loan fees and costs	(1,100)	(131)
Prepaid expenses	(623)	(582)
Limited partnership investments	2,249	2,367
Unrealized gains on investment securities	(11,359)	0
Foreign exchange deferred income	(2,845)	0
Deferred tax liability, right of use asset	(13,354)	0
Other	(2,048)	(1,867)
Deferred Tax Liabilities, Gross	(78,533)	(43,611)
Total deferred tax liabilities	(33,030)	(2,693)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Balance at beginning of year	3,735	3,735
Decrease resulting from settlements	(729)	0
Balance at end of year	$ 3,006	$ 3,735	$ 3,735
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	35.00%
Deferred Tax Assets Operating Loss Carryforwards State And Local Acquired	$ 3,600	$ 3,900
Deferred taxes, business combination, valuation allowance	0	0
Retained Earnings For Which No Deferred Income Tax Liability Has Been Recognized		16,100
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Bad Debt Reserve for Tax Purposes of Qualified Lender		3,400
Unrecognized tax benefits affecting income tax rate	2,400	2,900
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0